Financial Instruments and Risk Management - Schedule of Financial Instruments and Fair Value (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	R$ 6,540	R$ 5,993
Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(13,920)	(14,590)
Financial assets at fair value	(13,920)	(14,590)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0	(763)
Financial assets at fair value	0	(763)
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Financial assets	(13,920)	(15,353)
Financial assets at fair value	(13,920)	(15,353)
Derivative Financial Instrument Assets Swaps [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	368	703
Financial assets at fair value	368	703
Derivative Financial Instrument Assets Swaps [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0	(91)
Financial assets at fair value	0	(91)
Concession Of Distribution Infrastructure [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	1,920	1,407
Financial assets at fair value	1,920	1,407
Indemnifiable Receivable Generation [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	784	691
Financial assets at fair value	784	691
Loans and debentures [member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(9,831)	(10,581)
Financial assets at fair value	(9,831)	(10,581)
Debt With Pension Fund Forluz [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(90)	(251)
Financial assets at fair value	(90)	(251)
Deficit Of Pension fund Forluz [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(521)	(545)
Financial assets at fair value	(521)	(545)
Concessions Payable [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(28)	(27)
Financial assets at fair value	(28)	(27)
Suppliers [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(3,017)	(2,832)
Financial assets at fair value	(3,017)	(2,832)
Leasing Transactions [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	(433)	(354)
Financial assets at fair value	(433)	(354)
Derivative Financial Instruments Put Options [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		(672)
Financial assets at fair value		(672)
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	9,369	10,483
Financial assets at fair value	9,369	10,483
Financial assets at amortised cost, class [member] | Securities Cash Investments One [Member]
Disclosure of financial assets [line items]
Financial assets	11	380
Financial assets at fair value	11	380
Financial assets at amortised cost, class [member] | Accounts Receivable From Customers And Traders Concession Holders Transmission Service [Member]
Disclosure of financial assets [line items]
Financial assets	5,477	4,812
Financial assets at fair value	5,477	4,812
Financial assets at amortised cost, class [member] | Restricted Cash [Member]
Disclosure of financial assets [line items]
Financial assets	31	16
Financial assets at fair value	31	16
Financial assets at amortised cost, class [member] | Accounts Receivable From The State Of Minas Gerais [Member]
Disclosure of financial assets [line items]
Financial assets	13	13
Financial assets at fair value	13	13
Financial assets at amortised cost, class [member] | Concession Financial Assets C V A Account And Other Financial Components [Member]
Disclosure of financial assets [line items]
Financial assets	806	944
Financial assets at fair value	806	944
Financial assets at amortised cost, class [member] | Low Income Subsidy [Member]
Disclosure of financial assets [line items]
Financial assets		1,207
Financial assets at fair value	0	1,207
Financial assets at amortised cost, class [member] | Concession Grant Fee Generation Concessions [Member]
Disclosure of financial assets [line items]
Financial assets	3,031	2,950
Financial assets at fair value	3,031	2,950
Financial assets at amortised cost, class [member] | Agreement Between F I P Melbourne And A G Par [Member]
Disclosure of financial assets [line items]
Financial assets		161
Financial assets at fair value	0	161
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,546	16,129
Financial assets at fair value	14,546	16,129
Financial assets at fair value through profit or loss, category [member] | Cash Equivalents Investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	1,342	1,346
Financial assets at fair value	1,342	1,346
Financial assets at fair value through profit or loss, category [member] | Bank Certificates Of Deposit [Member]
Disclosure of financial assets [line items]
Financial assets	74	191
Financial assets at fair value	74	191
Financial assets at fair value through profit or loss, category [member] | Bank Financial Notes [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	475	906
Financial assets at fair value	475	906
Financial assets at fair value through profit or loss, category [member] | Marketable securities - treasury financial notes [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets	214	402
Financial assets at fair value	214	402
Marketable Securities [Member]
Disclosure of financial assets [line items]
Financial assets	2,105	2,845
Financial assets at fair value	2,105	2,845
Derivative Financial Instrument [Member]
Disclosure of financial assets [line items]
Financial assets	5,177	5,646
Financial assets at fair value	R$ 5,177	R$ 5,646